CENTRE FUNDS

Centre Multi-Asset Real Return Fund

Supplement dated November 21, 2014 to Prospectus Dated January 17, 2014

As of December 1, 2014, the following changes are made to the Prospectus dated January 17, 2014 of Centre Multi-Asset Real Return Fund (the "Multi-Asset Real Return Fund"), a series of Centre Funds (the "Trust"):

The following sentence replaces the last sentence of the third paragraph under "PRINCIPAL INVESTMENT STRATEGIES" in the summary section of the Prospectus of the Multi-Asset Real Return Fund:

Generally, the Fund will not invest more than 35% of its assets in a single Underlying Fund.

The following paragraph replaces the ninth paragraph under “Risks Associated with the Fund’s Principal Investment Strategies” under “PRINCIPAL RISKS OF INVESTING IN THE FUND” in the summary section of the Prospectus of the Multi-Asset Real Return Fund:

Underlying Fund Risk. The Fund may invest up to 35% of its assets in a single Underlying Fund. Because the Fund invests in the Underlying Funds, and the Fund’s performance relates, in part, to the performance of the Underlying Funds, the ability of the Fund to achieve its investment objective is related to the ability of the Underlying Funds to meet their investment objectives. In addition, Fund shareholders will bear indirectly the fees and expenses of the Underlying Funds.